OTHER NONCURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
OTHER NONCURRENT LIABILITIES
OTHER NONCURRENT LIABILITIES

12. OTHER NONCURRENT LIABILITIES

        Other noncurrent liabilities consisted of the following (dollars in millions):

	December 31,
	2013	2012
Pension liabilities	$546	$830
Other postretirement benefits	101	131
Environmental accruals	22	24
Restructuring and plant closing costs	58	12
Asset retirement obligations	28	28
Employee benefit accrual	38	34
Legal reserve	11	11
Other	134	87

Total	$938	$1,157